Income Tax Disclosure [Text Block]	3 Months Ended
Jun. 30, 2011
Text Block Abstract
Income Tax Disclosure Text Block

Note 15 - Income Taxes

For the three month period ended June 30, 2011, a tax provision from continuing operations of $1.5 million was recorded, and for the three month period ended June 30, 2010, a tax provision of $0.8 million was recorded. For the six month period ended June 30, 2011, a tax provision from continuing operations of $2.5 million was recorded, and for the six month period ended June 30, 2010, a tax provision of $1.4 million was recorded. The Company’s tax provisions are principally for state and foreign income taxes.  No federal income tax provisions or benefits have been recognized due to the effect of the Company’s deferred tax valuation allowance.  The Company has recorded a deferred tax valuation allowance to the extent that it believes that it is more likely than not that the benefits of its deferred tax assets, including those relating to its net operating loss carry forwards (“NOLs”), will not be realized in future periods.